Stock-based Compensation - Summary of The Incentive Security Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Disclosure [Abstract]
Awards Outstanding , Beginning Balance	0			709,783
Awards Outstanding ,Granted	709,783		73,270	52,581
Awards Outstanding, Forfeited				(970)
Awards Outstanding , Ending Balance	709,783	0
Awards Outstanding,Non-vested awards			833,694	761,394
Awards Outstanding,Non-vested awards Forfeited			(970)
Weighted Averaged Exercise Price , Beginning Balance	$ 0			$ 1.66
Weighted Averaged Exercise Price ,Granted	1.66			1.27
Weighted Averaged Exercise Price,Forfeited				1.28
Weighted Averaged Exercise Price , Ending Balance	$ 1.66	$ 0
Weighted Averaged Exercise Price,Non-vested awards			$ 1.60	$ 1.63
Weighted Averaged Exercise Price,Non-vested awards Granted			1.28
Weighted Averaged Exercise Price,Non-vested awards Forfeited			$ 1.28
Aggregate Intrinsic Value , Outstanding	$ 14,857	$ 0
Aggregate Intrinsic Value			$ 16,243	$ 15,411